UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22797

FS Global Credit Opportunities Fund—D

(Exact name of registrant as specified in charter)

Cira Centre 2929 Arch Street, Suite 675 Philadelphia, Pennsylvania	19104
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund—D

Cira Centre

2929 Arch Street, Suite 675

Philadelphia, Pennsylvania 19104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments (in thousands, except share and per share amounts).

FS Global Credit Opportunities Fund—D (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, invests substantially all of its assets in FS Global Credit Opportunities Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. As of September 30, 2014, the Company invested $56,132 in the Fund, representing approximately 100.0% of the Company’s net assets and approximately 15.1% of the Fund’s net assets.

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Company (the value of its interest in the Fund, plus cash or other assets, including interest and distributions accrued but not yet received), and dividing the result by the total number of its outstanding common shares. The Company’s investment in the Fund is considered Level 3, as defined under fair value accounting standards.

As of September 30, 2014, the Company had net assets of $56,151, 5,715,838 common shares outstanding and an NAV per common share of approximately $9.82.

The Fund’s Unaudited Schedule of Investments as of September 30, 2014 is set forth below:

FS Global Credit Opportunities Fund

Unaudited Schedule of Investments

As of September 30, 2014

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—45.8%
Accellent Inc.	(e)(f)	Health Care Equipment & Services	L+350	1.0%	3/12/21	$4,395	$4,372	$4,324
Ascend Learning, LLC		Software & Services	L+500	1.0%	7/31/19	981	977	986
Aspect Software, Inc.	(f)	Software & Services	L+550	1.8%	5/7/16	2,548	2,548	2,550
Asurion, LLC	(e)	Insurance	L+375	1.3%	5/24/19	2,977	2,970	2,967
Avant Credit III Trust	(g)	Diversified Financials	L+1000	1.0%	1/31/16	2,456	2,456	2,456
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	9/15/17	2,456	2,456	2,456
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	10/15/17	2,284	2,284	2,284
Avaya Inc.	(e)(f)	Technology Hardware & Equipment	L+550	1.0%	3/31/18	11,729	11,734	11,658
BRG Sports, Inc.	(f)	Consumer Durables & Apparel	L+550	1.0%	4/15/21	6,949	6,981	7,002
Caesars Entertainment Operating Co., Inc.	(f)	Consumer Services	L+575		3/1/17	5,798	5,427	5,293
Caesars Entertainment Operating Co., Inc.	(f)	Consumer Services	L+675		3/1/17	1,721	1,616	1,573
Caesars Entertainment Operating Co., Inc.	(f)	Consumer Services	L+875	1.0%	3/1/17	3,460	3,436	3,288
Cengage Learning Acquisitions, Inc.	(e)	Media	L+600	1.0%	3/31/20	11,051	11,133	11,064
CEVA Group PLC	(e)(g)	Transportation	L+550	1.0%	3/19/19	20,000	20,000	16,750
Colouroz Investment 2 LLC	(e)(f)	Media	L+375	1.0%	5/3/21	3,226	3,194	3,194
Drillships Financing Holding Inc.		Energy	L+500	1.0%	3/31/21	649	655	624
Empire Generating Co, LLC	(e)	Utilities	L+425	1.0%	3/12/21	3,355	3,323	3,325
Energy Future Intermediate Holding Co., LLC	(e)	Utilities	L+325	1.0%	6/19/16	10,000	10,000	9,971
EnergySolutions, LLC	(e)	Commercial & Professional Services	L+575	1.0%	5/29/20	7,255	7,112	7,377
ERC Ireland Holdings Ltd.		Telecommunication Services	E+450		9/30/19	€1,533	1,936	1,870
Extreme Reach, Inc.		Media	L+575	1.0%	1/24/20	$2,007	1,979	2,017
Fomento de Construcciones y Contratas, S.A.	(f)	Real Estate	E+300		6/30/18	€3,465	4,439	4,135
FR Dixie Acquisition Corp.	(e)	Energy	L+475	1.0%	12/18/20	$2,351	2,340	2,354
Hudson Products Holdings Inc.	(e)	Capital Goods	L+400	1.0%	3/15/19	4,176	4,157	4,145
iHeartCommunications, Inc.	(e)	Media	L+675		1/30/19	2,000	1,902	1,916
iHeartCommunications, Inc.	(e)(f)	Media	L+750		7/30/19	12,639	12,631	12,424
Lineage Logistics, LLC	(e)	Transportation	L+350	1.0%	4/7/21	4,677	4,650	4,625
Mitel Networks Corp.	(e)	Software & Services	L+425	1.0%	1/31/20	1,402	1,395	1,409
Mood Media Corp.	(e)	Media	L+600	1.0%	5/1/19	816	809	804
National Mentor Holdings, Inc.	(e)	Health Care Equipment & Services	L+375	1.0%	1/31/21	1,624	1,620	1,613
NextGen Finance, LLC	(e)	Telecommunication Services	L+400	1.0%	5/28/19	5,000	4,952	4,900
Novitex Acquisition, LLC		Software & Services	L+625	1.3%	7/7/20	18,272	17,644	17,998
OSG Bulk Ships, Inc.	(e)	Transportation	L+425	1.0%	8/5/19	3,453	3,419	3,441
OSG International, Inc.	(e)	Transportation	L+475	1.0%	8/5/19	5,755	5,699	5,742
Quinn Manufacturing Group HoldCo Ltd.	(f)	Materials	E+677		12/2/16	€7,801	10,197	9,721
Quinn Manufacturing Group HoldCo Ltd.	(f)	Materials	8.6%		12/2/16	$175	165	174

See notes to Unaudited Schedule of Investments.

FS Global Credit Opportunities Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2014

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Toys “R” Us-Delaware, Inc.	(f)	Retailing	L+375	1.5%	5/25/18	$4,791	$4,411	$4,458
Toys “R” Us-Delaware, Inc.	(f)	Retailing	L+450	1.5%	9/1/16	710	655	697
Tyrol Acquisition 2 SAS	(f)	Media	L+300		7/29/16	€5,446	6,738	6,709
Walter Energy, Inc.	(f)	Materials	L+625	1.0%	4/2/18	$1,166	1,052	1,042
Vouvray US Finance LLC	(e)	Commercial & Professional Services	L+400	1.0%	6/18/21	1,578	1,571	1,573

Total Senior Secured Loans—First Lien							197,035	192,909
Unfunded Loan Commitments							(22,456)	(22,456)

Net Senior Secured Loans—First Lien							174,579	170,453

Senior Secured Loans—Second Lien—13.1%
Accellent Inc.	(e)(f)	Health Care Equipment & Services	L+650	1.0%	3/11/22	4,734	4,698	4,589
Asurion, LLC	(e)	Insurance	L+750	1.0%	3/3/21	1,489	1,468	1,510
BRG Sports, Inc.		Consumer Durables & Apparel	L+925	1.0%	4/15/22	3,125	3,050	3,141
Capital Safety North America Holdings Inc.		Capital Goods	L+550	1.0%	3/28/22	1,333	1,332	1,310
Colouroz Investment 2 LLC	(e)(f)	Media	L+725	1.0%	9/5/22	3,429	3,403	3,381
Fomento de Construcciones y Contratas, S.A.	(f)	Real Estate	E+1100 PIK (1600 Max PIK)		6/30/18	€1,411	1,810	1,683
Inmar Acquisition Sub, Inc.		Commercial & Professional Services	L+700	1.0%	1/27/22	$2,783	2,804	2,769
Neff Rental LLC	(f)	Capital Goods	L+625	1.0%	6/9/21	9,822	9,944	9,871
Renaissance Learning, Inc.	(e)	Consumer Services	L+700	1.0%	4/11/22	3,214	3,183	3,154
Road Infrastructure Investment, LLC	(e)	Capital Goods	L+675	1.0%	9/30/21	1,241	1,235	1,206
Sedgwick Claims Management Services, Inc.	(e)	Insurance	L+575	1.0%	2/28/22	1,455	1,448	1,425
Stadium Management Corp.		Consumer Services	L+825	1.0%	2/27/21	1,000	1,000	1,010
Templar Energy LLC	(e)(f)	Energy	L+750	1.0%	11/25/20	10,000	9,808	9,712
Vantage Energy, LLC		Energy	L+750	1.0%	12/20/18	1,832	1,817	1,828
Vouvray US Finance LLC		Commercial & Professional Services	L+750	1.0%	12/17/21	2,000	1,980	1,990

Total Senior Secured Loans—Second Lien							48,980	48,579

Senior Secured Bonds—16.3%
Arch Coal, Inc.	(f)	Energy	8.0%		1/15/19	5,659	5,365	4,867
Avaya Inc.	(f)	Technology Hardware & Equipment	10.5%		3/1/21	15,908	14,341	13,979
CEDC Finance Corporation International, Inc.		Food, Beverage & Tobacco	9.0%		4/30/18	11,602	11,195	10,964
CEVA Group PLC		Transportation	9.0%		9/1/21	12,981	13,335	13,078
iHeartCommunications, Inc.		Media	9.0%		9/15/22	5,000	5,000	4,944
Momentive Performance Materials Inc.	(h)	Materials	9.0%		1/15/21	650	579	556
Sears Holding Corp.		Consumer Durables & Apparel	6.6%		10/15/18	1,353	1,230	1,216
Walter Energy, Inc.		Materials	9.5%		10/15/19	11,999	12,190	10,859

Total Senior Secured Bonds							63,235	60,463

See notes to Unaudited Schedule of Investments.

FS Global Credit Opportunities Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2014

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Subordinated Debt—19.3%
American Energy—Woodford, LLC	(f)	Energy	9.0%		9/15/22	$6,408	$6,134	$5,983
Arch Coal, Inc.	(f)	Energy	7.3%		10/1/20	3,872	2,665	2,130
Arch Coal, Inc.		Energy	7.3%		6/15/21	8,241	5,428	4,115
BWAY Holding Co.		Materials	9.1%		8/15/21	6,250	6,211	6,250
Linn Energy, LLC		Energy	6.5%		5/15/19	6,000	6,119	5,906
Linn Energy, LLC		Energy	6.5%		9/15/21	3,425	3,378	3,357
Ocean Rig UDW, Inc.		Energy	7.3%		4/1/19	11,975	11,898	11,017
Pinnacle Entertainment, Inc.		Consumer Services	6.4%		8/1/21	1,598	1,683	1,676
Pinnacle Entertainment, Inc.		Consumer Services	7.8%		4/1/22	97	106	106
T-Mobile USA, Inc.		Telecommunication Services	6.0%		3/1/23	6,500	6,500	6,508
Warren Resources, Inc.		Energy	9.0%		8/1/22	11,650	11,489	11,504
YPF S.A.		Energy	8.8%		4/4/24	12,792	13,352	13,126

Total Subordinated Debt							74,963	71,678

						Number of Shares	Amortized Cost	Fair Value(d)
Equity/Other—4.5%
Ally Financial Inc., Series A Preferred Equity	(h)	Diversified Financials	8.5%			1,000	$27	$27
ERC Ireland Holdings Ltd., Common Equity	(h)(f)	Telecommunication Services				6,121	1,130	1,036
Federal Home Loan Mortgage Corp., Series F Preferred Equity	(h)	Real Estate	5.0%			18,232	303	286
Federal Home Loan Mortgage Corp., Series K Preferred Equity	(h)	Real Estate	5.8%			10,575	176	166
Federal Home Loan Mortgage Corp., Series O Preferred Equity	(h)	Real Estate	5.8%			10,210	169	163
Federal Home Loan Mortgage Corp., Series V Preferred Equity	(h)	Real Estate	5.6%			66,000	632	528
Federal Home Loan Mortgage Corp., Series W Preferred Equity	(h)	Real Estate	5.7%			1,203	11	9
Federal Home Loan Mortgage Corp., Series Z Preferred Equity	(h)	Real Estate	8.4%			610,414	6,875	6,288
Federal National Mortgage Association, Series F Preferred Equity	(h)	Real Estate	CMT-16			15,250	266	221
Federal National Mortgage Association, Series H Preferred Equity	(h)	Real Estate	5.8%			25,804	392	375
Federal National Mortgage Association, Series O Preferred Equity	(h)	Real Estate				4,350	80	70
Federal National Mortgage Association, Series P Preferred Equity	(h)	Real Estate	L+75	3.8%		32,875	266	249
Federal National Mortgage Association, Series R Preferred Equity	(h)	Real Estate	7.6%			66,000	624	518
Federal National Mortgage Association, Series S Preferred Equity	(h)	Real Estate	7.8%			338,241	3,449	3,112
Federal National Mortgage Association, Series 2004-1 Preferred Equity	(h)	Real Estate	5.4%			5	168	189
Pinnacle Entertainment, Inc., Common Equity	(h)(f)	Consumer Services				68,916	1,703	1,729
YPF S.A., Common Equity	(h)(f)	Energy				49,606	1,754	1,835

Total Equity/Other							18,025	16,801

TOTAL INVESTMENTS—99.0%							$379,782	367,974

OTHER ASSETS IN EXCESS OF LIABILITIES—1.0%	(i)							3,848

NET ASSETS—100.0%								$371,822

Shares Outstanding								37,849,003

Net Asset Value Per Common Share at End of Period								$9.82

See notes to Unaudited Schedule of Investments.

FS Global Credit Opportunities Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2014

(in thousands, except share and per share amounts)

Credit Default Swaps on Corporate Issues—Sell Protection

Reference Entity	Counterparty	Implied Credit Spread at September 30, 2014(j)	Industry	Fixed Deal Received Rate	Maturity	Notional(k)	Market Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	JPMorgan Chase Bank, N.A.	100.8%	Consumer Services	5.0%	12/20/14	$5,000	$(869)	$(577)	$(292)
Caesars Entertainment Operating Co., Inc.	JPMorgan Chase Bank, N.A.	125.4%	Consumer Services	5.0%	6/20/15	18,705	(8,526)	(6,495)	(2,031)
MBIA Insurance Corp.	JPMorgan Chase Bank, N.A.	8.7%	Insurance	5.0%	6/20/19	2,000	(256)	(269)	13
MBIA Insurance Corp.	JPMorgan Chase Bank, N.A.	8.7%	Insurance	5.0%	9/20/19	16,000	(2,137)	(1,704)	(433)
Norske Skogindustrier ASA	JPMorgan Chase Bank, N.A.	22.6%	Materials	5.0%	3/20/16	€2,000	(503)	(322)	(181)
Norske Skogindustrier ASA	JPMorgan Chase Bank, N.A.	23.2%	Materials	5.0%	6/20/16	€1,500	(441)	(307)	(134)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of September 30, 2014, the three-month London Interbank Offered Rate (“L”) was 0.24%, the three-month Euro Interbank Offered Rate (“E”) was 0.08% and the two-year Constant Maturity Treasury Rate (“CMT”) was 0.58%.
(c)	Denominated in U.S. dollars unless otherwise noted.
(d)	Fair value and market value are determined by FS Global Advisor, LLC, the Fund’s investment adviser. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.
(e)	Security or portion thereof held within Dauphin Funding LLC and is pledged as collateral supporting the amounts outstanding under the revolving credit facility with Deutsche Bank AG, New York Branch.
(f)	Position or portion thereof unsettled as of September 30, 2014.
(g)	Security is an unfunded loan commitment.
(h)	Security is non-income producing.
(i)	Includes the effect of credit default swap positions.
(j)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.
(k)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the applicable agreement.

See notes to Unaudited Schedule of Investments.

FS Global Credit Opportunities Fund

Notes to Unaudited Schedule of Investments

(in thousands, except share and per share amounts)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the year ended December 31, 2013 and its unaudited financial statements contained in its semi-annual report for the semi-annual period ended June 30, 2014.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2014:

	September 30, 2014
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$174,579	$170,453	46%
Senior Secured Loans—Second Lien	48,980	48,579	13%
Senior Secured Bonds	63,235	60,463	16%
Subordinated Debt	74,963	71,678	20%
Equity/Other	18,025	16,801	5%

Total	$379,782	$367,974	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

As of September 30, 2014, the Fund did not “control” and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned 25% or more of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of September 30, 2014, the Fund had two senior secured loan investments with aggregate unfunded commitments of $22,456. The Fund maintains sufficient cash on hand and available borrowings to fund such unfunded commitments should the need arise.

FS Global Credit Opportunities Fund

Notes to Unaudited Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2014:

	September 30, 2014
Industry Classification	Fair Value	Percentage of Portfolio
Capital Goods	$16,532	4%
Commercial & Professional Services	13,709	4%
Consumer Durables & Apparel	11,359	3%
Consumer Services	17,829	5%
Diversified Financials	4,767	1%
Energy	78,358	21%
Food, Beverage & Tobacco	10,964	3%
Health Care Equipment & Services	10,526	3%
Insurance	5,902	2%
Materials	28,602	8%
Media	46,453	13%
Real Estate	17,992	5%
Retailing	5,155	1%
Software & Services	22,943	6%
Technology Hardware & Equipment	25,637	7%
Telecommunication Services	14,314	4%
Transportation	23,636	6%
Utilities	13,296	4%

Total	$367,974	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of September 30, 2014:

	September 30, 2014
Geographic Location(1)	Fair Value	Percentage of Portfolio
United States	$288,965	79%
Europe	56,311	15%
Other	22,698	6%

Total	$367,974	100%

(1)	Geographic location based on the portfolio company’s headquarters or principal place of business.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

FS Global Credit Opportunities Fund

Notes to Unaudited Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of September 30, 2014, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	September 30, 2014
Level 1—Price quotations in active markets	$15,765
Level 2—Significant other observable inputs	—
Level 3—Significant unobservable inputs	352,209

Total	$367,974

As of September 30, 2014, the Fund’s credit default swaps were categorized as follows in the fair value hierarchy:

	September 30, 2014
Valuation Inputs	Asset	Liability
Level 1—Price quotations in active markets	$—	$—
Level 2—Significant other observable inputs	—	—
Level 3—Significant unobservable inputs	13	(3,071)

Total	$13	$(3,071)

The following is a reconciliation for the nine months ended September 30, 2014 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	For the Nine Months Ended September 30, 2014
	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Government Bonds	Equity/Other	Total
Fair value at beginning of period	$9,996	$4,863	$3,091	$—	$—	$—	$17,950
Accretion of discount (amortization of premium)	82	6	131	54	2	—	275
Net realized gain (loss)	296	3	(529)	(168)	78	—	(320)
Net change in unrealized appreciation (depreciation)	(4,149)	(417)	(2,792)	(3,285)	—	(94)	(10,737)
Purchases	214,983	44,810	83,225	172,270	1,780	1,130	518,198
Paid-in-kind interest	—	—	—	—	—	—	—
Sales and redemptions	(50,755)	(686)	(22,663)	(97,193)	(1,860)	—	(173,157)
Net transfers in or out of Level 3	—	—	—	—	—	—	—

Fair value at end of period	$170,453	$48,579	$60,463	$71,678	$—	$1,036	$352,209

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(4,129)	$(398)	$(2,772)	$(3,285)	$—	$(94)	$(10,678)

FS Global Credit Opportunities Fund

Notes to Unaudited Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The following is a reconciliation for the nine months ended September 30, 2014 of credit default swaps for which significant unobservable inputs (Level 3) were used in determining market value:

For the Nine Months Ended September 30, 2014
Market value at beginning of period	$—
Net realized gain (loss)	2,276
Net change in unrealized appreciation (depreciation)	(3,058)
Unamortized swap premiums received	(15,561)
Coupon payments received	(544)
Premiums paid on exit	4,155
Net transfers in or out of Level 3	—

Market value at end of period	$(12,732)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to credit default swaps still held at the reporting date	$(3,058)

As of September 30, 2014, the gross unrealized appreciation on the Fund’s investments was $1,252 and the gross unrealized depreciation on the Fund’s investments and loss on foreign currency was $(13,060). The aggregate cost of the Fund’s investments for federal income tax purposes totaled $379,782 as of September 30, 2014. The aggregate net unrealized appreciation (depreciation) on investments on a tax basis was $(11,808) as of September 30, 2014.

Item 2.	Controls and Procedures.

(a) The Company’s principal executive officer and principal financial officer have evaluated the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) within 90 days of the filing of this Form N-Q and have concluded that the Company’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Company’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Company’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Company’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund—D

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	November 26, 2014

By:	/s/ William Goebel
	Name:	William Goebel
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	November 26, 2014